Calvert
Focused Value Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Banks — 7.7%
M&T Bank Corp.	14,383	$ 1,780,040
Wells Fargo & Co.	59,226	2,527,766
		$ 4,307,806
Building Products — 4.0%
Johnson Controls International PLC	33,136	$ 2,257,887
		$ 2,257,887
Capital Markets — 4.1%
Charles Schwab Corp. (The)	40,397	$ 2,289,702
		$2,289,702
Consumer Staples Distribution & Retail — 7.9%
BJ's Wholesale Club Holdings, Inc.(1)	36,240	$2,283,482
Dollar Tree, Inc.(1)	15,087	2,164,985
		$4,448,467
Containers & Packaging — 2.8%
Ball Corp.	27,200	$1,583,312
		$1,583,312
Diversified Telecommunication Services — 5.0%
Verizon Communications, Inc.	75,163	$2,795,312
		$2,795,312
Electric Utilities — 4.5%
NextEra Energy, Inc.	33,969	$2,520,500
		$2,520,500
Entertainment — 2.6%
Walt Disney Co. (The)(1)	16,555	$1,478,030
		$1,478,030
Food Products — 3.3%
Hershey Co. (The)	7,324	$1,828,803
		$1,828,803
Health Care Equipment & Supplies — 6.7%
Boston Scientific Corp.(1)	32,912	$1,780,210
Zimmer Biomet Holdings, Inc.	13,467	1,960,795
		$3,741,005
Security	Shares	Value
Hotels, Restaurants & Leisure — 2.1%
Papa John's International, Inc.	15,685	$ 1,158,024
		$ 1,158,024
Insurance — 8.5%
American International Group, Inc.	45,985	$ 2,645,977
Reinsurance Group of America, Inc.	15,493	2,148,724
		$ 4,794,701
Interactive Media & Services — 3.3%
Alphabet, Inc., Class A(1)	15,284	$ 1,829,495
		$1,829,495
Leisure Products — 4.0%
Hasbro, Inc.	34,364	$2,225,756
		$2,225,756
Life Sciences Tools & Services — 3.1%
Thermo Fisher Scientific, Inc.	3,340	$1,742,645
		$1,742,645
Machinery — 3.6%
Westinghouse Air Brake Technologies Corp.	18,387	$2,016,502
		$2,016,502
Pharmaceuticals — 9.0%
Bristol-Myers Squibb Co.	16,436	$1,051,082
Sanofi	17,696	1,905,077
Zoetis, Inc.	12,086	2,081,330
		$5,037,489
Residential REITs — 3.8%
Mid-America Apartment Communities, Inc.	14,184	$2,153,982
		$2,153,982
Semiconductors & Semiconductor Equipment — 7.5%
Micron Technology, Inc.	32,252	$2,035,424
Texas Instruments, Inc.	11,925	2,146,738
		$4,182,162
Specialty Retail — 3.9%
Lithia Motors, Inc., Class A	7,162	$2,178,036
		$2,178,036
Total Common Stocks (identified cost $53,331,925)		$54,569,616

Calvert
Focused Value Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 3.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(2)	2,163,637	$ 2,163,637
Total Short-Term Investments (identified cost $2,163,637)		$ 2,163,637
Total Investments — 101.3% (identified cost $55,495,562)		$56,733,253
Other Assets, Less Liabilities — (1.3)%		$ (729,242)
Net Assets — 100.0%		$56,004,011

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.

Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at June 30, 2023.
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,163,637, which represents 3.9% of the Fund's net assets. Transactions in such investments for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$23,139	$30,728,744	$(28,588,246)	$ —	$ —	$2,163,637	$18,576	2,163,637

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$6,102,837	$ —	$ —	$6,102,837
Consumer Discretionary	5,561,816	—	—	5,561,816
Consumer Staples	6,277,270	—	—	6,277,270
Financials	11,392,209	—	—	11,392,209
Health Care	8,616,062	1,905,077	—	10,521,139
Industrials	4,274,389	—	—	4,274,389
Information Technology	4,182,162	—	—	4,182,162
Materials	1,583,312	—	—	1,583,312

Calvert
Focused Value Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Real Estate	$2,153,982	$ —	$ —	$2,153,982
Utilities	2,520,500	—	—	2,520,500
Total Common Stocks	$52,664,539	$1,905,077(1)	$ —	$54,569,616
Short-Term Investments	$2,163,637	$ —	$ —	$2,163,637
Total Investments	$54,828,176	$1,905,077	$ —	$56,733,253

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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